Note 18 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
18.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Finance Online Co. Limited	$1,960,122	$(19,326,909)	$(11,855,207)

Weighted average ordinary shares outstanding used in computing basic net income per share	108,247,552	108,961,642	108,983,249
Plus: Incremental shares from assumed conversions of stock options and nonvested shares	5,877,470	-	-

Weighted average ordinary shares outstanding used in computing diluted net income per share	114,125,022	108,961,642	108,983,249

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$0.02	$(0.18)	$(0.11)
- diluted	$0.02	$(0.18)	$(0.11)

As of December 31, 2010, 767,083 options and zero nonvested shares were excluded in computation of diluted net income per share, respectively, because their effects were anti-dilutive. For the years ended December 31, 2011 and 2012, 11,994,698 options and 1,900,445 nonvested shares, and 11,144,998 options and 1,900,445 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.